Vessels, net Owned Vessels (Details)	6 Months Ended
Jun. 30, 2021 numberOfVesselsCoveredByCreditFacility
Property, Plant and Equipment [Line Items]
DWT	84,000
Number of vessels	4
Kamsarmax
Property, Plant and Equipment [Line Items]
DWT	84,000
Number of vessels	1
SBI Samba [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT	84,000